MUNICIPAL CENTRAL CASH FUND
ANNUAL REPORT
MAY 31, 1998
INVESTMENTS MAY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - 3.7%
Phoenix Civic Impt. Corp. Arpt. Impt. Series 1995, 4%,
LOC Landesbank Hessen-Thuringen, VRDN (b) $ 1,300,000 $ 1,300,000 Yavpi County Ind. Dev. Auth. Ind. Rev. Bonds
(Citizens Utilities Co. Proj.) Series 1993,
3.65% 7/17/98, CP mode (b)   3,500,000  3,500,000
   4,800,000
ARKANSAS - 0.8%
Arkansas Dev. Fin. Agency Participating VRDN, Series 1998C,
4.02% (Liquidity Facility Bank of America Nat'l.
Trust & Savings, NA) (b)(c)   1,000,000  1,000,000
CALIFORNIA - 1.6%
Central Valley School Fin. Auth. TRAN 1997 Pool Bonds,
4.50% 8/27/98   1,000,000  1,001,375
Contra Costa County Multi-Family Hsg. Rev. (Park Regency)
Series A, 4.65%, LOC Sumitomo Bank, VRDN (b)   1,100,000  1,100,000
   2,101,375
COLORADO - 0.8%
Colorado Student Oblig. Bond Auth. Rev. (Student Loan
Prog.) Series 1993 B, 4%, LOC Student Loan
Marketing Assoc., VRDN (b)   1,000,000  1,000,000
FLORIDA - 3.1%
Florida Dept. of Envir. Protection Participating VRDN,
Series FR/RI-A18, 4% (Liquidity Facility Nat'l.
Westminster Bank PLC) (c)   1,000,000  1,000,000
Florida Local Gov't. Fin. Auth. Rev. Series A, 3.75% 9/9/98,
LOC First Union Nat'l. Bank, CP   1,000,000  1,000,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988, 4.25%,
LOC Sumitomo Bank Ltd., VRDN   1,000,000  1,000,000
Lee County Hosp. Board Rev. Bonds (Lee Memorial Hosp. Proj.)
Series 1997-B, 3.95% 6/2/98 LOC Suntrust
Bank Central Florida, NA, CP mode   1,000,000  1,000,000
   4,000,000
HAWAII - 2.8%
Hawaii Gen. Oblig. Participating VRDN, Series PA-167,
4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)   2,600,000
2,600,000
Hawaii Arpt. Sys. Rev. Participating VRDN,
Series PT-190B, 4.04% (Liquidity Facility
Bayerische Hypotheken-und Wechsel) (b)(c)   1,000,000  1,000,000
   3,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ILLINOIS - 3.1%
Southwestern Illinois Dev. Auth. Solid Waste Disp.
Rev. (Shell Oil Co./Wood River Proj.)
Series 1992, 4.15%, VRDN (b)  $ 4,000,000 $ 4,000,000
INDIANA - 6.0%
Elkhart County (Burger Dairy Project) 4.20%
LOC Old Kent Bank & Trust, Michigan, VRDN (b)   1,025,000  1,025,000
Petersburg Solid Waste Disp. Rev.
(Indianapolis Pwr. & Light) 3.95%, VRDN (b)   6,700,000  6,700,000
   7,725,000
KANSAS - 0.7%
Butler County Solid Waste Disp. Fac. (Texaco Inc.)
Series 1994A, 4.20%, VRDN (b)   900,000  900,000
LOUISIANA - 0.8%
St. Charles Parish Poll. Cont. Rev. (Shell Oil Co. - Norco Proj.)
Series 1991, 4.15%, VRDN (b)   1,000,000  1,000,000
MAINE - 1.0%
Maine Edl. Loan Marketing Corp. Student Loan
Rev. Series 1997 A-2, 4% (BPA Credit Swiss
First Boston) VRDN (b)   1,300,000  1,300,000
MARYLAND - 0.5%
Montgomery County Multi-Family Hsg. Rev. Series 1993 I,
4.50% (BPA Sumitomo Bank Ltd., Japan) VRDN   700,000  700,000
MICHIGAN - 1.0%
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.)
Series 1998, 4.20%, LOC Comerica Bank, VRDN (b)   1,300,000  1,300,000
MINNESOTA - 1.5%
Plymouth Multi-Family Hsg. Rev. Rfdg. (Lakes Apt.)
Series 1997 A, 4.20% (Fannie Mae Guaranteed) VRDN (b)   1,965,000
1,965,000
NEVADA - 3.2%
Clark County Spl. Fac. Arpt. Rev. Bonds (Signature
 Flight Support Corp. Proj.) Series 1997A, 3.90%
 tender 6/1/98, LOC Bayerische Landesbank   1,000,000  1,000,000
Washoe County Gas Fac. Rev. (Sierra Pacific
Pwr. Co.) Series 1990, 4.15%
LOC Union Bank of Switzerland, VRDN (b)   3,100,000  3,100,000
   4,100,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW HAMPSHIRE - 3.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Auth. Bonds
(New England Pwr. Co.) Series 1990A:
   3.55% 6/1/98, CP mode (b)  $ 1,500,000 $ 1,500,000
   3.55% 6/1/98, CP mode (b)   1,000,000  1,000,000
   3.70% 6/1/98, CP mode (b)   1,000,000  1,000,000
   3.80% 7/31/98, CP mode (b)   950,000  950,000
   4,450,000
NEW MEXICO - 1.6%
Farmington Poll. Cont. Rev. Participating VRDN, Series PT-133,
4.02% (Liquidity Facility Credit Suisse First Boston Bank) (c)
1,995,000  1,995,000
NORTH CAROLINA - 1.0%
Charlotte Arpt. Rev. 4% (MBIA Insured) (Liquidity Facility
Chase Manhattan Bank) VRDN (b)   1,300,000  1,300,000
OHIO - 6.5%
Cincinnati Student Loan Funding Corp. Rev.
Series 1998 A-2, 4.10% (BPA Bank of America Nat'l.
Trust & Savings, NA) VRDN (b)   1,300,000  1,300,000
Northwest Local School Dist. BAN 4.84% 6/17/98   2,500,000  2,501,068
Ohio Air Quality Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne, Inc.) Series 1988, 3.60% 6/12/98,
LOC Toronto-Dominion Bank, CP mode (b)   1,000,000  1,000,000
Ohio Higher Ed. (Pooled Fing. Prog.) 3.90%,
LOC Fifth Third Bank, VRDN   1,000,000  1,000,000
Ohio Hsg. Fin. Agcy. Participating VRDN,
Series 1998 A-1, 4.02% (Liquidity Facility Bank of
America Nat'l. Trust & Savings, NA) (b)(c)   2,500,000  2,500,000
   8,301,068
PENNSYLVANIA - 8.6%
Allegheny County Ind. Dev. Auth. Ind. Dev. Rev.
(Union Elec. Steel Co. Proj.) Series 1996 A,
4.05%, LOC PNC Bank, VRDN (b)   1,000,000  1,000,000
Carbon County Ind. Dev. Auth. Resource Recovery
Rev. Bonds (Panther Creek Partners Proj.)
Series 1990A, 3.65% 9/9/98,
LOC Nat'l. Westminster Bank PLC, CP mode (b)   1,800,000  1,800,000
Pennsylvania Econ. Dev. Fin. Auth. Rev. Series 1997 B2,
4.05%, LOC PNC Bank NA, VRDN (b)   1,000,000  1,000,000
Philadelphia Gen. Oblig. TRAN Series A 1997-98,
4.50% 6/30/98   1,300,000  1,300,496
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) LOC Nat'l. Westminster Bank PLC:
 Series 1990A, 3.65% 9/4/98, CP mode (b)  $ 2,050,000 $ 2,050,000
  Series 1990B:
  3.65% 9/9/98, CP mode (b)   1,100,000  1,100,000
   3.80% 9/15/98, CP mode (b)   2,800,000  2,800,000
   11,050,496
SOUTH DAKOTA - 4.6%
South Dakota Health & Edl. Facs. Auth. Rev. Rfdg.
(Sioux Valley Hosp.) Series 1992 A, 3.90%, VRDN   3,000,000  3,000,000
South Dakota Hsg. Dev. Auth. Series 1997 E, 4.10%,
LOC Westdeutsche Landesbank Gironzentrale, VRDN (b)   1,895,000
1,895,000
South Dakota Hsg. Dev. Auth. Mtg. Bonds Series H,
3.95% tender 8/13/98 (b)   1,000,000  1,000,000
   5,895,000
TENNESSEE - 0.1%
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev. Series 1995,
3.90%, LOC NationsBank, NA, VRDN   100,000  100,000
TEXAS - 27.0%
Brazos River Auth. Poll. Cont. Rev. Rfdg. (Texas Util. Elec.
Co. Proj.) Series 1996 C, 4.15% (AMBAC Insured)
(BPA Bank of New York) VRDN (b)   2,200,000  2,200,000
Brazos River Hbr. Navigation Dist. of Brazoria County Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1988,
 3.70% 6/12/98, CP mode (b)   5,000,000  5,000,000
 (Dow Chemical Proj.) Series 1993, 4.20%, VRDN (b)   1,000,000
1,000,000
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev.
(Citgo Petroleum) VRDN:
  4.20%, LOC NationsBank of Texas (b)   2,900,000  2,900,000
  4.20%, LOC Wachovia Bank (b)   2,700,000  2,700,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co.)
VRDN:
 Series 1994, 4.15% (b)   2,000,000  2,000,000
  4.15% (b)   1,100,000  1,100,000
Harris County Health Fac. Dev. Corp. School Health Care
Bonds (Sisters of Charity Incarnate Word) Series 1997A,
3.95% 6/1/98 (BPA Toronto Dominion Bank) CP mode    5,400,000
5,400,000
Houston Arpt. Sys. (Senior Lien) Series 1993 A, 3.90%
6/1/98, LOC Commerzbank/Canadian Imperial
Bank of Canada, CP    1,100,000  1,100,000
Houston Gen. Oblig. Series B, 3.55% 7/24/98
(Liquidity Facility Morgan Guaranty Trust Co., NY) CP   1,000,000
1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
North Texas Higher Ed. Student Loan Rev.
Series 1991 C, 4% (AMBAC Insured)
(BPA Student Loan Marketing Association) VRDN (b)  $ 1,500,000 $
1,500,000
Texas Pub. Fin. Auth. Series B, 3.80% 8/14/98, CP   1,000,000
1,000,000
Trinity River Auth. Poll. Cont. Rev. (Texas Util. Elec. Co. Proj.) Series 1996 A, 4.15% (AMBAC Insured)
(BPA Bank of New York, NY) VRDN (b)   1,700,000  1,700,000
West Side Calhoun County Naval Dist. Sewage Solid
Waste Disp. Rev. (BP Chemicals, Inc. Proj.)
Series 1996, 4.20%, VRDN (b)   6,100,000  6,100,000
   34,700,000
VIRGINIA - 8.2%
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.) Series 1987A, 3.70% 9/9/98,
LOC Bank of Tokyo-Mitsubishi Ltd., CP mode   1,000,000  1,000,000
King George County Ind. Dev. Auth. Rev. (Birchwood Pwr.
Partners) LOC Credit Swiss First Boston, VRDN:
 Series 1996A, 4.20% (b)   1,500,000  1,500,000
  Series 1997, 4.20% (b)   4,000,000  4,000,000
King George County Ind. Dev. Auth. Solid Waste Disp.
Series 1996, 3.90%, LOC Morgan Guaranty
Trust, NY, VRDN (b)   1,400,000  1,400,000
Peninsula Port Auth. (Zeigler Coal Proj.)
Series 1997, 4.15%, LOC Bank of America Nat'l.
Trust & Savings, VRDN (b)   2,600,000  2,600,000
   10,500,000
WASHINGTON - 5.3%
Pierce County Econ. Dev. Corp. Rev. (K & M Holdings II Proj.)
Series 1997, 4.25%, LOC Wells Fargo Bank, VRDN (b)   1,800,000
1,800,000
Port of Seattle Rev. (Sub-Lien) Series B, 3.75% 9/8/98,
LOC Bank of America Nat'l. Trust &
Savings, NA, CP (b)   3,025,000  3,025,000
Washington Hsg. Fin. Commission Participating VRDN,
Series 1997 D, 4.05% (Liquidity Facility
CoreStates Bank) (b)(c)   1,000,000  1,000,000
Washington Pub. Pwr. Supply Sys. Participating VRDN,
Series PT-180, 4.02% (Liquidity Facility Merrill Lynch/
Bayerische Hypotheken-und Wechsel Bank) (c)   1,000,000  1,000,000
   6,825,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
WEST VIRGINIA - 2.3%
West Virginia Pub. Energy Auth. Rev. Bonds
(Morgantown Energy Assoc.) 3.80% 9/9/98,
LOC Swiss Bank Corp., CP mode (b)  $ 2,900,000 $ 2,900,000
MULTIPLE STATES - 0.7%
Clipper Participating VRDN, Series 1995-1, 4.07%, (Liquidity
Facility State Street Bank & Trust Co., Boston) (b)(c)   890,045
890,045
TOTAL INVESTMENTS - 100%  $ 128,397,984
Total Cost for Income Tax Purposes  $ 128,397,928
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At May 31, 1998, the fund had a capital loss carryforward of approximately $22,000 all of which will expire on May 31, 2005.
During fiscal year ended May 31, 1998, 100% of the fund's income dividends was free from federal income tax, and 61.09% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
 MAY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 128,397,984
SEE ACCOMPANYING SCHEDULE

CASH                                                                     47,266

RECEIVABLE FOR INVESTMENTS SOLD                                          1,000,441

INTEREST RECEIVABLE                                                      713,863

 TOTAL ASSETS                                                            130,159,554

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 1,304,502

DISTRIBUTIONS PAYABLE                                       481,782

OTHER PAYABLES AND ACCRUED EXPENSES                         21,646

 TOTAL LIABILITIES                                                       1,807,930

NET ASSETS                                                              $ 128,351,624

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 128,373,377

ACCUMULATED UNDISTRIBUTED NET REALIZED                                   (21,753)
GAIN (LOSS) ON INVESTMENTS

NET ASSETS, FOR 128,373,377 SHARES OUTSTANDING                          $ 128,351,624

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($128,351,624 (DIVIDED BY) 128,373,377 SHARES)


STATEMENT OF OPERATIONS
 YEAR ENDED MAY 31, 1998

INTEREST INCOME                                                  $ 8,285,707

EXPENSES

NON-INTERESTED TRUSTEES' COMPENSATION                  $ 1,024

CUSTODIAN FEES AND EXPENSES                             18,046

AUDIT                                                   24,633

LEGAL                                                   451

MISCELLANEOUS                                           788

 TOTAL EXPENSES BEFORE REDUCTIONS                       44,942

 EXPENSE REDUCTIONS                                     (6,168)   38,774

NET INTEREST INCOME                                               8,246,933

NET REALIZED GAIN (LOSS) ON INVESTMENTS                           8,396

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 8,255,329

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED        JANUARY 27, 1997
                                                          MAY 31,           (COMMENCEMENT
                                                          1998              OF OPERATIONS) TO
                                                                            MAY 31, 1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 8,246,933       $ 5,854,714
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  8,396             (30,149)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           8,255,329         5,824,565
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (8,246,933)       (5,854,714)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   3,063,212,735     1,954,365,358
PROCEEDS FROM SALES OF SHARES

 COST OF SHARES REDEEMED                                   (3,211,446,045)   (1,677,758,671)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          (148,233,310)     276,606,687
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (148,224,914)     276,576,538

NET ASSETS

 BEGINNING OF PERIOD                                       276,576,538       -

 END OF PERIOD                                            $ 128,351,624     $ 276,576,538


FINANCIAL HIGHLIGHTS
                                                     YEAR ENDED   JANUARY 27, 1997
                                                     MAY 31,      (COMMENCEMENT
                                                                  OF OPERATIONS) TO
                                                                  MAY 31,

                                                     1998         1997

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000      $ 1.000

INCOME FROM INVESTMENT OPERATIONS                     .037        .012
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.037)      (.012)

NET ASSET VALUE, END OF PERIOD                       $ 1.000      $ 1.000

TOTAL RETURN B                                        3.78%       1.25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 128,352    $ 276,577

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .02%        .02% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.72%       3.59% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
  ONE YEAR ARE NOT ANNUALIZED.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Municipal Central Cash Fund (the fund) is a fund of Fidelity Revere
Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company
Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts
(the investing funds) managed by Fidelity Management & Research
Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income
Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. TRANSACTIONS WITH FMR AND AFFILIATES.
As the fund's investment advisor, Fidelity Investments Money
Management, Inc. (FIMM), a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of average net assets invested by the investing funds in the fund.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC provides transfer agency services to the fund. Prior to January 1, 1998, FIIOC received fees from FIMM for these services. Effective January 1, 1998, FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $6,168 under this arrangement.
5. BENEFICIAL INTEREST.
At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Revere Street Trust and the Shareholders of Municipal Central Cash Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Central Cash Fund (a fund of Fidelity Revere Street Trust) at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Municipal
Central Cash Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 1, 1998

TAXABLE CENTRAL CASH FUND
ANNUAL REPORT
MAY 31, 1998
INVESTMENTS MAY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. TREASURY OBLIGATIONS - 24.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 7.0%
 8/20/98 5.51% $ 250,000,000 $ 247,052,778
 9/17/98 5.50  350,000,000  344,462,750
 9/17/98 5.54  200,000,000  196,814,000
 12/10/98 5.51  50,000,000  48,608,000
 3/4/99 5.41  167,500,000  160,918,575
 4/29/99 5.41  50,000,000  47,636,806
 4/29/99 5.43  50,000,000  47,625,278
   1,093,118,187
U.S. TREASURY NOTES - 10.4%
 6/30/98 5.54  100,000,000  100,052,572
 6/30/98 5.68  100,000,000  100,036,824
 7/15/98 5.42  25,000,000  25,076,389
 7/31/98 5.43  200,000,000  200,203,420
 7/31/98 5.44  50,000,000  50,050,302
 7/31/98 5.57  50,000,000  50,046,745
 8/15/98 5.51  165,400,000  165,474,751
 8/15/98 5.54  30,000,000  30,011,557
 8/31/98 5.55  54,000,000  53,876,297
 9/30/98 5.52  158,000,000  157,808,357
 10/31/98 5.34  105,000,000  105,121,647
 11/30/98 5.64  150,000,000  149,580,528
 11/30/98 5.66  150,000,000  149,564,010
 2/28/99 5.26  100,000,000  100,241,112
 2/28/99 5.44  200,000,000  200,450,372
   1,637,594,883
PRINCIPAL ONLY STRIPS - 7.1%
 8/15/98 5.66  50,000,000  49,425,073
 8/15/98 5.68  50,000,000  49,426,577
 8/15/98 5.74  30,000,000  29,651,963
 8/15/98 5.76  93,000,000  91,915,945
 8/15/98 5.80  21,800,000  21,544,213
 11/15/98 5.40  90,000,000  87,801,328
 11/15/98 5.41  40,000,000  39,024,497
 11/15/98 5.44  100,000,000  97,554,282
 11/15/98 5.63  50,000,000  48,761,058
 11/15/98 5.64  25,000,000  24,376,287
 11/15/98 5.65  50,000,000  48,756,921
 2/15/99 5.45  85,000,000  81,794,649
 2/15/99 5.48  100,000,000  96,236,512
 2/15/99 5.50  150,000,000  144,310,297
 2/15/99 5.51  35,000,000  33,674,370
U.S. TREASURY OBLIGATIONS - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
PRINCIPAL ONLY STRIPS - CONTINUED
 2/15/99 5.54% $ 35,000,000 $ 33,685,519
 5/15/99 5.57  150,000,000  142,320,674
   1,120,260,165
TOTAL U.S. TREASURY OBLIGATIONS   3,850,973,235
REPURCHASE AGREEMENTS - 75.5%
 MATURITY
  AMOUNT
In a joint trading account (Notes 2 & 3)
(U.S. Treasury Obligations):
 dated 5/29/98 due 6/1/98
  At 5.54%  $ 11,159,891,608  11,154,738,000
  dated 4/27/98 due 6/30/98
   At 5.46%  25,242,667  25,000,000
  dated 1/6/98 due 7/6/98
   At 5.51%  205,540,611  200,000,000
  dated 5/14/98 due 7/13/98
   At 5.47%  151,367,500  150,000,000
  dated 4/22/98 due 7/15/98
   At 5.45%  126,589,583  125,000,000
  dated 5/5/98 due 8/6/98
   At 5.50%  202,841,667  200,000,000
TOTAL REPURCHASE AGREEMENTS   11,854,738,000
TOTAL INVESTMENTS - 100%  $ 15,705,711,235
Total Cost for Income Tax Purposes  $ 15,705,711,235
INCOME TAX INFORMATION
A total of 27.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).
FINANCIAL STATEMENTS




STATEMENT OF ASSETS AND LIABILITIES
 MAY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 15,705,711,235
AGREEMENTS OF $11,854,738,000) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                             330,000,000

INTEREST RECEIVABLE                                                         52,195,781

OTHER RECEIVABLES                                                           32,605

 TOTAL ASSETS                                                               16,087,939,621

LIABILITIES

DISTRIBUTIONS PAYABLE                                        $ 77,759,715

OTHER PAYABLES AND ACCRUED EXPENSES                           18,636

TOTAL LIABILITIES                                                           77,778,351

NET ASSETS                                                                 $ 16,010,161,270

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 16,008,326,575

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                         1,834,695

NET ASSETS, FOR 16,008,326,575 SHARES OUTSTANDING                          $ 16,010,161,270

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                    $1.00
SHARE ($16,010,161,270 (DIVIDED BY) 16,008,326,575 SHARES)



STATEMENT OF OPERATIONS
 YEAR ENDED MAY 31, 1998

INTEREST INCOME                                                  $ 1,094,554,029

EXPENSES

NON-INTERESTED TRUSTEES' COMPENSATION                  $ 72,996

CUSTODIAN FEES AND EXPENSES                             46,277

AUDIT                                                   25,255

LEGAL                                                   11,140

INTEREST EXPENSE                                        112,083

INSURANCE                                               35,330

MISCELLANEOUS                                           2,838

 TOTAL EXPENSES                                                   305,919

NET INTEREST INCOME                                               1,094,248,110

NET REALIZED GAIN (LOSS) ON INVESTMENTS                           1,638,856

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 1,095,886,966


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED         OCTOBER 21, 1996
                                                          MAY 31,            (COMMENCEMENT
                                                          1998               OF OPERATIONS) TO
                                                                             MAY 31, 1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 1,094,248,110    $ 477,212,744
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  1,638,856          195,839

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,095,886,966      477,408,583
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (1,094,248,110)    (477,212,744)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   97,430,674,529     56,437,494,218
PROCEEDS FROM SALES OF SHARES

 COST OF SHARES REDEEMED                                   (98,860,217,743)   (38,999,624,429)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          (1,429,543,214)    17,437,869,789
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,427,904,358)    17,438,065,628

NET ASSETS

 BEGINNING OF PERIOD                                       17,438,065,628     -

 END OF PERIOD                                            $ 16,010,161,270   $ 17,438,065,628




FINANCIAL HIGHLIGHTS
                                                     YEAR ENDED    OCTOBER 21, 1996
                                                     MAY 31,       (COMMENCEMENT
                                                     1998          OF OPERATIONS) TO
                                                                   MAY 31, 1997
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000       $ 1.000

INCOME FROM INVESTMENT OPERATIONS                     .056          .033
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.056)        (.033)

NET ASSET VALUE, END OF PERIOD                       $ 1.000       $ 1.000

TOTAL RETURN B                                        5.74%         3.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 16,010,161  $ 17,438,066

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .0016%        .0008% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.58%         5.45% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
  ONE YEAR ARE NOT ANNUALIZED.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Taxable Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Fidelity Investments Money Management, Inc. (FIMM), the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FIMM. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED MAY 29, 1998, DUE JUNE 1, 1998   AT 5.54%
Number of dealers or banks 25
Maximum amount with one dealer or bank 11.09%
Aggregate principal amount of agreements $13,528,830,000
Aggregate maturity amount of agreements $13,535,080,464
Aggregate market value of transferred assets $13,818,441,693
Coupon rates of transferred assets 0.00% to 15.75%
Maturity dates of transferred assets 5/31/98 to 11/15/27
DATED APRIL 27, 1998, DUE JUNE 30, 1998   AT 5.46%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $150,000,000
Aggregate maturity amount of agreements $151,456,000
Aggregate market value of transferred assets $153,014,212
Coupon rates of transferred assets 5.63% to 8.88%
Maturity dates of transferred assets 2/15/03 to 2/15/19
DATED JANUARY 6, 1998, DUE JULY 6, 1998   AT 5.51%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $256,925,764
Aggregate market value of transferred assets $256,235,965
Coupon rates of transferred assets 5.63% to 6.75%
Maturity dates of transferred assets 2/28/99 to 5/15/01
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED MAY 14, 1998, DUE JULY 13, 1998   AT 5.47%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $150,000,000
Aggregate maturity amount of agreements $151,367,500
Aggregate market value of transferred assets $153,348,871
Coupon rates of transferred assets 4.75% to 8.75%
Maturity dates of transferred assets 7/31/98 to 2/15/07
DATED APRIL 22, 1998, DUE JULY 15, 1998   AT 5.45%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,543,333
Aggregate market value of transferred assets $206,116,003
Coupon rate of transferred assets 5.75%
Maturity date of transferred assets 4/30/03
DATED MAY 5, 1998, DUE AUGUST 6, 1998   AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $507,104,167
Aggregate market value of transferred assets $512,471,929
Coupon rates of transferred assets 5.63% to 6.75%
Maturity dates of transferred assets 2/28/99 to 5/15/01
4. TRANSACTIONS WITH FMR AND AFFILIATES.
As the fund's investment advisor, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of average net assets invested by the investing funds in the fund.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC provides transfer agency services to the fund. Prior to January 1, 1998, FIIOC received fees from FIMM for these services. Effective January 1, 1998, FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.
5. BENEFICIAL INTEREST.
At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Revere Street Trust and the Shareholders of Taxable Central Cash Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Taxable Central Cash Fund (a fund of Fidelity Revere Street Trust) at May 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Taxable Central Cash Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. /s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 1, 1998